Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets
Schedule of changes in mortgage servicing rights (MSRs)

(in thousands)	2020	2019	2018
Balance at beginning of period	$2,482	$2,931	$2,713
Originated mortgage servicing rights	866	290	245
Changes in fair value:
Due to changes in model inputs and assumptions (1)	(422)	(434)	286
Other changes in fair value (2)	(481)	(305)	(313)
Total changes in fair value	(903)	(739)	(27)
Balance at end of period	$2,445	$2,482	$2,931

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)	Other changes in fair value reflect changes due to customer payments and passage of time.

Schedule of key data and assumptions used in estimating the fair value of the Company's MSRs

	2020	2019
Weighted average constant prepayment rate	15.74%	13.42%
Weighted average note rate	3.55%	3.93%
Weighted average discount rate	7.75%	8.61%
Weighted average expected life (in years)	4.8	4.8